RELATED PARTY TRANSACTIONS (TABLES)	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS
Schedule of amounts due from/to related parties

        Refer to Note 7 for the related party transactions of the equity interests in TianRe Co., Ltd. and Fund Management Partnership. As of December 31, 2011 and 2012, the amounts due from/to related parties consisted of the following (in RMB thousands):

	December 31,
	2011	2012
Amounts due from related parties
Fund Management Partnership	21	109
Xian	50	-
Other	-	1

Total amounts due from related parties	71	110

Amounts due to related parties
Fund Management Partnership	16	22
Xian	250	250

Total amounts due to related parties	266	272